UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard Growth and Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	29

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,140.90	$1.71
Admiral™ Shares	1,000.00	1,141.50	1.17
Based on Hypothetical 5% Yearly Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,023.34	$1.61
Admiral Shares	1,000.00	1,023.84	1.11
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Growth and Income Fund
Fund Allocation
As of March 31, 2023
Communication Services	6.3%
Consumer Discretionary	11.4
Consumer Staples	7.7
Energy	4.6
Financials	13.7
Health Care	14.1
Industrials	9.4
Information Technology	27.3
Materials	1.6
Real Estate	1.9
Utilities	1.8
Other	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.3%)
Communication Services (6.2%)
*	Alphabet Inc. Class A	1,870,964	194,075
*	Alphabet Inc. Class C	1,653,914	172,007
*	Meta Platforms Inc. Class A	481,075	101,959
	AT&T Inc.	2,726,586	52,487
*	Netflix Inc.	94,550	32,665
*	Charter Communications Inc. Class A	58,423	20,893
	Verizon Communications Inc.	439,035	17,074
	Comcast Corp. Class A	408,914	15,502
	Interpublic Group of Cos. Inc.	378,581	14,098
*	Live Nation Entertainment Inc.	152,315	10,662
	Electronic Arts Inc.	76,148	9,172
*	Snap Inc. Class A	587,100	6,581
*	Match Group Inc.	168,065	6,452
	Fox Corp. Class B	202,419	6,338
*	Pinterest Inc. Class A	206,900	5,642
*	T-Mobile US Inc.	33,206	4,810
*	Roblox Corp. Class A	83,200	3,742
*	Walt Disney Co.	35,545	3,559
	Omnicom Group Inc.	23,400	2,208
	News Corp. Class A	122,164	2,110
	Activision Blizzard Inc.	20,000	1,712
	Fox Corp. Class A	50,200	1,709
*	Trade Desk Inc. Class A	27,700	1,687
*	Spotify Technology SA	12,200	1,630
	News Corp. Class B	76,520	1,334
[1]	Paramount Global Class B	57,300	1,278
	Warner Music Group Corp. Class A	32,648	1,090
*	Warner Bros Discovery Inc.	63,600	960
*	Frontier Communications Parent Inc.	42,000	956
*	Yelp Inc. Class A	29,368	902
*	AMC Networks Inc. Class A	39,539	695
	Shutterstock Inc.	9,100	661
*	Vimeo Inc.	167,400	641
*	Liberty Media Corp.-Liberty Formula One Class C	7,500	561
	Lumen Technologies Inc.	209,400	555
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	29,100	464
*	Liberty Global plc Class A	21,900	427
*	Gogo Inc.	28,100	408
*	Lions Gate Entertainment Corp. Class A	36,700	406
*	Cargurus Inc.	19,500	364
	Iridium Communications Inc.	5,700	353
*	Liberty Media Corp.- Liberty Formula One Class A	3,658	247
*	Endeavor Group Holdings Inc. Class A	9,800	235
*	Liberty Media Corp.- Liberty SiriusXM Class C	7,000	196
*	Altice USA Inc. Class A	30,100	103
*	Sciplay Corp. Class A	5,500	93
*	QuinStreet Inc.	4,500	71
*	Consolidated Communications Holdings Inc.	19,900	51
*	Integral Ad Science Holding Corp.	2,900	41
*	DHI Group Inc.	9,534	37
	Gray Television Inc.	4,000	35
*	IDT Corp. Class B	1,000	34
*	Bandwidth Inc. Class A	2,000	30
*	Eventbrite Inc. Class A	3,500	30
	Scholastic Corp.	700	24
*	Gannett Co. Inc.	11,519	22
*	WideOpenWest Inc.	1,983	21
*	Lions Gate Entertainment Corp. Class B	1,800	19
	Nexstar Media Group Inc. Class A	100	17
*	Cars.com Inc.	751	15
*	TripAdvisor Inc.	700	14
*	TrueCar Inc.	6,096	14
	Entravision Communications Corp. Class A	1,898	12
*	comScore Inc.	8,872	11
*	Clear Channel Outdoor Holdings Inc.	4,700	6
*	Cumulus Media Inc. Class A	1,300	5

Growth and Income Fund
		Shares	Market Value• ($000)
*	Outbrain Inc.	348	1
*,2	Yandex NV Class A	23,500	—
*	Taboola.com Ltd.	50	—
			702,213
Consumer Discretionary (11.1%)
*	Amazon.com Inc.	2,454,353	253,510
*	Tesla Inc.	940,436	195,103
	Lowe's Cos. Inc.	462,514	92,489
	McDonald's Corp.	229,935	64,292
	Home Depot Inc.	211,898	62,535
*	Ulta Beauty Inc.	103,606	56,535
*	Booking Holdings Inc.	21,314	56,533
	Marriott International Inc. Class A	248,029	41,183
*	Expedia Group Inc.	333,220	32,332
	Tapestry Inc.	749,561	32,314
*	AutoZone Inc.	12,977	31,899
	PulteGroup Inc.	536,305	31,256
*	O'Reilly Automotive Inc.	36,125	30,669
	Yum! Brands Inc.	222,450	29,381
	Starbucks Corp.	262,188	27,302
	General Motors Co.	647,920	23,766
	TJX Cos. Inc.	299,370	23,459
	eBay Inc.	374,582	16,620
	Ford Motor Co.	1,239,700	15,620
*	Chipotle Mexican Grill Inc. Class A	8,621	14,727
	Domino's Pizza Inc.	32,597	10,753
	Bath & Body Works Inc.	283,811	10,382
	NIKE Inc. Class B	79,402	9,738
	Lennar Corp. Class A	89,995	9,459
	Genuine Parts Co.	41,004	6,860
	Dick's Sporting Goods Inc.	37,900	5,378
	Harley-Davidson Inc.	137,100	5,206
	LKQ Corp.	90,964	5,163
	Penske Automotive Group Inc.	32,200	4,566
*	AutoNation Inc.	31,800	4,273
*	Chegg Inc.	260,500	4,246
	MGM Resorts International	82,599	3,669
	VF Corp.	151,600	3,473
	Ross Stores Inc.	32,352	3,434
*	Coupang Inc. Class A	205,800	3,293
	BorgWarner Inc. (XNYS)	60,559	2,974
*	Overstock.com Inc.	129,900	2,633
	H&R Block Inc.	72,500	2,556
*	NVR Inc.	383	2,134
	Darden Restaurants Inc.	11,900	1,846
	Travel & Leisure Co.	45,800	1,795
	Best Buy Co. Inc.	22,600	1,769
*	Under Armour Inc. Class C	189,500	1,616
	Churchill Downs Inc.	5,998	1,542
	Williams-Sonoma Inc.	12,100	1,472
*	GoPro Inc. Class A	282,200	1,419
*	Capri Holdings Ltd.	26,100	1,227
	Pool Corp.	3,400	1,164
	Signet Jewelers Ltd.	13,500	1,050
	Acushnet Holdings Corp.	19,800	1,009
	Aramark	28,000	1,002
	Hilton Worldwide Holdings Inc.	7,100	1,000
	Garmin Ltd.	8,700	878
	Academy Sports & Outdoors Inc.	9,800	639
		Shares	Market Value• ($000)
*	Coursera Inc.	53,700	619
	Kontoor Brands Inc.	11,600	561
*	Six Flags Entertainment Corp.	19,600	524
	Bloomin' Brands Inc.	19,700	505
	Restaurant Brands International Inc.	7,159	481
	Wingstop Inc.	2,600	477
	Wendy's Co.	21,300	464
	Laureate Education Inc. Class A	38,858	457
	DR Horton Inc.	4,600	449
*	Duolingo Inc.	3,100	442
*	Mattel Inc.	23,100	425
*	Caesars Entertainment Inc.	7,900	386
*	Grand Canyon Education Inc.	3,200	364
*	Sleep Number Corp.	11,796	359
	Hanesbrands Inc.	65,400	344
*	Sally Beauty Holdings Inc.	22,000	343
	Winnebago Industries Inc.	5,800	335
	Upbound Group Inc.	13,300	326
	Aaron's Co. Inc.	33,500	324
*	2U Inc.	45,200	310
	American Eagle Outfitters Inc.	22,500	302
	ADT Inc.	41,000	296
*	Qurate Retail Inc. Series A	284,806	281
	Hasbro Inc.	5,100	274
*	Topgolf Callaway Brands Corp.	12,400	268
*	Under Armour Inc. Class A	26,100	248
	Thor Industries Inc.	3,100	247
*	Skyline Champion Corp.	3,000	226
*	Asbury Automotive Group Inc.	1,000	210
	Red Rock Resorts Inc. Class A	4,300	192
	Sonic Automotive Inc. Class A	3,500	190
	Marriott Vacations Worldwide Corp.	1,347	182
	Group 1 Automotive Inc.	778	176
*	Stride Inc.	4,300	169
	Gap Inc.	16,200	163
	Service Corp. International	2,153	148
*	Revolve Group Inc.	5,500	145
*	GrowGeneration Corp.	42,400	145
*	YETI Holdings Inc.	3,600	144
*	Adient plc	3,500	143
*	LL Flooring Holdings Inc.	34,305	130
*	Fossil Group Inc.	34,458	110
*	Playa Hotels & Resorts NV	11,100	107
*	American Public Education Inc.	19,500	106
*	Perdoceo Education Corp.	7,466	100
*	Universal Electronics Inc.	9,700	98
*	SeaWorld Entertainment Inc.	1,505	92
*	Vista Outdoor Inc.	2,700	75

Growth and Income Fund
		Shares	Market Value• ($000)
*	Udemy Inc.	8,200	72
*	Arhaus Inc.	7,100	59
	Wolverine World Wide Inc.	3,266	56
*	Unifi Inc.	6,438	53
*	Modine Manufacturing Co.	2,100	48
*	Chico's FAS Inc.	8,400	46
*	OneSpaWorld Holdings Ltd.	3,391	41
*	Boot Barn Holdings Inc.	500	38
*	CarParts.com Inc.	7,200	38
*	Conn's Inc.	6,129	37
*	1-800-Flowers.com Inc. Class A	3,197	37
*	ODP Corp.	800	36
*	Motorcar Parts of America Inc.	4,100	31
*	Afya Ltd. Class A	2,600	29
*	Wyndham Hotels & Resorts Inc.	400	27
*	American Outdoor Brands Inc.	2,703	27
	Macy's Inc.	1,500	26
	Cato Corp. Class A	2,800	25
	Cheesecake Factory Inc.	700	25
*	Inspired Entertainment Inc.	1,949	25
	Advance Auto Parts Inc.	200	24
*	ONE Group Hospitality Inc.	2,753	22
*	Vizio Holding Corp. Class A	2,391	22
*	On Holding AG Class A	700	22
	Dana Inc.	1,300	20
*	MarineMax Inc.	700	20
*	Duluth Holdings Inc. Class B	2,968	19
	Graham Holdings Co. Class B	28	17
*	Red Robin Gourmet Burgers Inc.	1,202	17
	Dillard's Inc. Class A	47	14
*	Tupperware Brands Corp.	5,772	14
*	Neogames SA	900	14
*	Latham Group Inc.	4,800	14
*	Tri Pointe Homes Inc.	500	13
*,1	RealReal Inc.	10,200	13
*	Cavco Industries Inc.	38	12
*	Airbnb Inc. Class A	100	12
*	Century Casinos Inc.	1,478	11
*	Hyatt Hotels Corp. Class A	100	11
*	Green Brick Partners Inc.	296	10
*	Nerdy Inc.	2,100	9
*	Abercrombie & Fitch Co. Class A	300	8
*,1	Lulu's Fashion Lounge Holdings Inc.	3,241	8
*	Container Store Group Inc.	1,887	6
	Monarch Casino & Resort Inc.	79	6
*	Las Vegas Sands Corp.	82	5
	International Game Technology plc	193	5
		Shares	Market Value• ($000)
*	Accel Entertainment Inc. Class A	600	5
*	Brilliant Earth Group Inc. Class A	1,153	5
*	Vera Bradley Inc.	700	4
	Dine Brands Global Inc.	50	3
*	Lovesac Co.	100	3
*	Full House Resorts Inc.	407	3
*	Despegar.com Corp.	475	3
*	Lindblad Expeditions Holdings Inc.	199	2
	Ruth's Hospitality Group Inc.	100	2
*	Target Hospitality Corp.	113	2
*	Universal Technical Institute Inc.	300	2
*	ContextLogic Inc. Class A	4,200	2
*	JAKKS Pacific Inc.	100	2
*	Arco Platform Ltd. Class A	173	2
*	Barnes & Noble Education Inc.	615	1
	El Pollo Loco Holdings Inc.	93	1
*	Everi Holdings Inc.	59	1
*	Express Inc.	1,641	1
*	Golden Entertainment Inc.	16	1
*	Noodles & Co. Class A	200	1
*	Visteon Corp.	4	1
	Bassett Furniture Industries Inc.	71	1
	Smith & Wesson Brands Inc.	100	1
	Polaris Inc.	4	—
*	Kandi Technologies Group Inc.	34	—
			1,265,798
Consumer Staples (7.5%)
	Procter & Gamble Co.	754,665	112,211
	Coca-Cola Co.	1,650,768	102,397
	PepsiCo Inc.	459,881	83,836
	Costco Wholesale Corp.	156,625	77,822
	Walmart Inc.	449,541	66,285
	Kroger Co.	1,257,139	62,065
	Altria Group Inc.	1,123,414	50,127
	Philip Morris International Inc.	499,346	48,561
	Hershey Co.	158,516	40,328
	Colgate-Palmolive Co.	481,741	36,203
	Archer-Daniels-Midland Co.	309,883	24,685
	Lamb Weston Holdings Inc.	232,886	24,341
	General Mills Inc.	178,072	15,218
	Conagra Brands Inc.	401,998	15,099
	Kimberly-Clark Corp.	99,625	13,372
	Brown-Forman Corp. Class B	187,170	12,029
	Sysco Corp.	154,994	11,970
	Tyson Foods Inc. Class A	161,100	9,556
	J M Smucker Co.	52,821	8,312
*	Monster Beverage Corp.	149,860	8,094
	Campbell Soup Co.	145,243	7,986
	Mondelez International Inc. Class A	92,320	6,437

Growth and Income Fund
		Shares	Market Value• ($000)
	Molson Coors Beverage Co. Class B	88,600	4,579
	Keurig Dr Pepper Inc.	95,265	3,361
	Coca-Cola Europacific Partners plc	24,900	1,474
*	United Natural Foods Inc.	48,200	1,270
	Vector Group Ltd.	81,100	974
	Constellation Brands Inc. Class A	4,100	926
	Coca-Cola Consolidated Inc.	1,330	712
*	Performance Food Group Co.	11,314	683
	Albertsons Cos. Inc. Class A	30,000	623
*	Olaplex Holdings Inc.	130,000	555
	Hormel Foods Corp.	13,896	554
*	BJ's Wholesale Club Holdings Inc.	3,800	289
	Kraft Heinz Co.	5,800	224
	Dollar General Corp.	900	189
	Reynolds Consumer Products Inc.	5,800	160
*	USANA Health Sciences Inc.	2,424	153
*	BellRing Brands Inc.	3,000	102
	Flowers Foods Inc.	3,300	90
*	Pilgrim's Pride Corp.	3,538	82
	SpartanNash Co.	3,200	79
*	Boston Beer Co. Inc. Class A	200	66
*	Post Holdings Inc.	600	54
*	Coty Inc. Class A	3,400	41
*	Nomad Foods Ltd.	1,995	37
*	US Foods Holding Corp.	800	30
	Church & Dwight Co. Inc.	300	27
	Medifast Inc.	200	21
*	Sovos Brands Inc.	1,182	20
	Calavo Growers Inc.	93	3
*	Simply Good Foods Co.	79	3
	Natural Grocers by Vitamin Cottage Inc.	200	2
	Cal-Maine Foods Inc.	9	1
*	Zevia PBC Class A	263	1
	Andersons Inc.	3	—
			854,319
Energy (4.5%)
	Exxon Mobil Corp.	1,286,560	141,084
	Chevron Corp.	653,533	106,630
	Marathon Petroleum Corp.	365,323	49,257
	Valero Energy Corp.	264,813	36,968
	EOG Resources Inc.	321,923	36,902
	Phillips 66	266,350	27,003
	ConocoPhillips	246,682	24,473
	APA Corp.	373,930	13,484
	Marathon Oil Corp.	383,281	9,183
	Baker Hughes Co. Class A	301,410	8,699
	Targa Resources Corp.	115,700	8,440
	Schlumberger NV	145,000	7,120
	Occidental Petroleum Corp.	102,998	6,430
*	Southwestern Energy Co.	1,012,600	5,063
	ONEOK Inc.	73,600	4,677
		Shares	Market Value• ($000)
	Halliburton Co.	127,175	4,024
	Hess Corp.	29,400	3,891
	Cheniere Energy Inc.	21,700	3,420
	Kinder Morgan Inc.	153,500	2,688
	Range Resources Corp.	101,500	2,687
*	Transocean Ltd. (XNYS)	349,000	2,220
	Comstock Resources Inc.	159,700	1,723
	Pioneer Natural Resources Co.	7,498	1,531
	Scorpio Tankers Inc.	21,800	1,228
*	Denbury Inc.	11,200	981
	Williams Cos. Inc.	32,000	956
	PBF Energy Inc. Class A	21,500	932
	Equitrans Midstream Corp.	110,900	641
	Ovintiv Inc. (XNYS)	17,400	628
*,1	Tellurian Inc.	470,900	579
*	Oceaneering International Inc.	26,900	474
	Texas Pacific Land Corp.	213	362
*	Golar LNG Ltd.	15,705	339
	ChampionX Corp.	9,783	265
	Delek US Holdings Inc.	11,400	262
	SFL Corp. Ltd.	25,300	240
*	Par Pacific Holdings Inc.	6,800	199
	New Fortress Energy Inc. Class A	6,700	197
	SM Energy Co.	6,900	194
*	Talos Energy Inc.	12,900	191
	NOV Inc.	7,000	130
*	Antero Resources Corp.	5,600	129
*	US Silica Holdings Inc.	10,500	125
*	Alto Ingredients Inc.	64,100	96
*	Teekay Corp.	14,400	89
	Antero Midstream Corp.	6,906	72
*	NexTier Oilfield Solutions Inc.	8,900	71
	DTE Midstream LLC	1,300	64
*	Clean Energy Fuels Corp.	14,300	62
*	Green Plains Inc.	2,000	62
	Diamondback Energy Inc.	433	59
*	Gevo Inc.	32,500	50
	Murphy Oil Corp.	1,100	41
	Select Energy Services Inc. Class A	5,300	37
*	TETRA Technologies Inc.	10,456	28
	Geopark Ltd.	2,271	26
	Liberty Energy Inc. Class A	1,100	14
	Ardmore Shipping Corp.	500	7
*	Overseas Shipholding Group Inc. Class A	1,450	6
*	Tidewater Inc.	100	4
	Cameco Corp.	169	4
	Berry Corp.	200	2
	Archrock Inc.	100	1
*	Newpark Resources Inc.	137	1
	RPC Inc.	100	1
	Solaris Oilfield Infrastructure Inc. Class A	100	1
*	CNX Resources Corp.	13	—
	Nordic American Tankers Ltd.	100	—

Growth and Income Fund
		Shares	Market Value• ($000)
*	Expro Group Holdings NV	16	—
			517,447
Financials (13.3%)
*	Berkshire Hathaway Inc. Class B	559,062	172,622
	Visa Inc. Class A	699,280	157,660
	Mastercard Inc. Class A	301,988	109,745
	JPMorgan Chase & Co.	597,208	77,822
*	PayPal Holdings Inc.	873,722	66,350
	Bank of America Corp.	2,289,782	65,488
	American Express Co.	396,454	65,395
	Everest Re Group Ltd.	142,930	51,172
	Charles Schwab Corp.	909,056	47,616
	Chubb Ltd.	227,600	44,195
	American International Group Inc.	845,307	42,570
	Progressive Corp.	272,752	39,020
	W R Berkley Corp.	588,023	36,610
	Loews Corp.	583,170	33,836
	CME Group Inc.	175,215	33,557
	MSCI Inc. Class A	50,830	28,449
	Discover Financial Services	267,183	26,408
	Ameriprise Financial Inc.	81,704	25,042
	Citigroup Inc.	507,536	23,798
	Wells Fargo & Co.	617,464	23,081
	Cboe Global Markets Inc.	154,634	20,758
	Synchrony Financial	680,735	19,796
*	Arch Capital Group Ltd.	284,199	19,289
	Bank of New York Mellon Corp.	418,692	19,025
	Comerica Inc.	427,646	18,568
	Hartford Financial Services Group Inc.	244,841	17,063
	Capital One Financial Corp.	170,989	16,442
	Marsh & McLennan Cos. Inc.	88,360	14,716
	MarketAxess Holdings Inc.	36,990	14,474
	Allstate Corp.	118,134	13,090
	US Bancorp	358,600	12,928
	MetLife Inc.	199,724	11,572
*	FleetCor Technologies Inc.	53,856	11,356
	Moody's Corp.	34,421	10,534
	Morgan Stanley	95,015	8,342
	Assurant Inc.	64,351	7,727
	Affiliated Managers Group Inc.	50,403	7,178
	Truist Financial Corp.	208,300	7,103
	State Street Corp.	93,523	7,079
	Travelers Cos. Inc.	40,930	7,016
	PNC Financial Services Group Inc.	54,300	6,902
	Fidelity National Information Services Inc.	120,701	6,558
	Aon plc Class A (XNYS)	19,270	6,076
	Cincinnati Financial Corp.	48,061	5,387
	Globe Life Inc.	40,964	4,507
	Intercontinental Exchange Inc.	34,442	3,592
	Virtu Financial Inc. Class A	184,700	3,491
	LPL Financial Holdings Inc.	15,300	3,097
		Shares	Market Value• ($000)
*	Fiserv Inc.	27,293	3,085
	Zions Bancorp NA	96,782	2,897
	Fifth Third Bancorp	100,511	2,678
	Regions Financial Corp.	141,263	2,622
	Invesco Ltd.	137,100	2,248
	Raymond James Financial Inc.	22,900	2,136
	BlackRock Inc.	3,127	2,092
*	StoneCo. Ltd. Class A	191,900	1,831
	Lincoln National Corp.	79,900	1,795
	Nasdaq Inc.	29,200	1,596
	Arthur J Gallagher & Co.	7,700	1,473
*	PagSeguro Digital Ltd. Class A	168,300	1,442
	Northern Trust Corp.	15,300	1,348
	Equitable Holdings Inc.	46,000	1,168
	Franklin Resources Inc.	39,400	1,061
*	Ryan Specialty Holdings Inc.	25,700	1,034
*	Flywire Corp.	34,700	1,019
*	Encore Capital Group Inc.	18,800	948
	Rithm Capital Corp.	96,413	771
	SLM Corp.	61,800	766
	Citizens Financial Group Inc.	21,907	665
*	Marqeta Inc. Class A	138,500	633
	Ally Financial Inc.	21,700	553
	Western Union Co.	38,000	424
[1]	FS KKR Capital Corp.	22,000	407
	Mercury General Corp.	12,690	403
	KKR & Co. Inc.	7,500	394
	Principal Financial Group Inc.	4,900	364
	Corebridge Financial Inc.	22,700	364
*	LendingClub Corp.	49,200	355
	PacWest Bancorp	34,800	339
*	AvidXchange Holdings Inc.	43,300	338
[1]	Arbor Realty Trust Inc.	29,000	333
	Willis Towers Watson plc	1,323	307
	Stifel Financial Corp.	5,000	295
	Ares Management Corp. Class A	3,400	284
	Sixth Street Specialty Lending Inc.	15,531	284
	Credicorp Ltd.	2,100	278
	Aflac Inc.	3,900	252
	Enact Holdings Inc.	11,016	252
*	Payoneer Global Inc.	39,800	250
	Jack Henry & Associates Inc.	1,600	241
*	Donnelley Financial Solutions Inc.	5,400	221
	Burford Capital Ltd.	20,000	221
	Navient Corp.	12,700	203
*	Brighthouse Financial Inc.	4,400	194
	Granite Point Mortgage Trust Inc.	38,900	193
	Ladder Capital Corp. Class A	20,400	193
*	Green Dot Corp. Class A	10,400	179
	Reinsurance Group of America Inc.	1,300	173
*	Euronet Worldwide Inc.	1,363	153
	TPG Inc.	4,600	135
*	Toast Inc. Class A	7,500	133

Growth and Income Fund
		Shares	Market Value• ($000)
	First Foundation Inc.	17,700	132
	Central Pacific Financial Corp.	7,100	127
	MGIC Investment Corp.	9,400	126
*	Customers Bancorp Inc.	6,500	120
*	MBIA Inc.	12,900	119
	OneMain Holdings Inc.	3,200	119
	Bank of NT Butterfield & Son Ltd.	4,330	117
	Hanmi Financial Corp.	6,200	115
	Popular Inc.	2,000	115
	First Internet Bancorp	6,200	103
[1]	TCG BDC Inc.	7,417	101
	First Citizens BancShares Inc. Class A	100	97
	Erie Indemnity Co. Class A	409	95
*	Metropolitan Bank Holding Corp.	2,700	92
*	Repay Holdings Corp. Class A	13,200	87
	Pathward Financial Inc.	1,909	79
[1]	Starwood Property Trust Inc.	4,400	78
*	PROG Holdings Inc.	3,200	76
	BGC Partners Inc. Class A	14,400	75
	Banner Corp.	1,300	71
	Berkshire Hills Bancorp Inc.	2,800	70
	Victory Capital Holdings Inc. Class A	2,400	70
	AFC Gamma Inc.	5,700	69
	Apollo Global Management Inc.	1,100	69
	New Mountain Finance Corp.	5,455	66
	TPG RE Finance Trust Inc.	9,000	65
*	LendingTree Inc.	2,400	64
	Brown & Brown Inc.	1,100	63
*	EZCorp. Inc. Class A	7,211	62
	PennantPark Investment Corp.	11,800	62
	American Financial Group Inc.	500	61
	Unum Group	1,500	59
	American Equity Investment Life Holding Co.	1,600	58
*	Enova International Inc.	1,300	58
	Invesco Mortgage Capital REIT	5,100	57
[1]	Blackstone Mortgage Trust Inc. Class A	3,100	55
	Greenhill & Co. Inc.	5,700	51
	BOK Financial Corp.	565	48
*	Ocwen Financial Corp.	1,532	42
*	Selectquote Inc.	17,900	39
	BlackRock TCP Capital Corp.	3,713	38
*	PRA Group Inc.	900	35
	HomeTrust Bancshares Inc.	1,377	34
	Tiptree Inc.	2,203	32
	Valley National Bancorp	3,400	31
	Oaktree Specialty Lending Corp.	1,600	30
		Shares	Market Value• ($000)
	F&G Annuities & Life Inc.	1,400	25
	First Horizon Corp.	1,300	23
	Hilltop Holdings Inc.	700	21
	Apollo Investment Corp.	1,450	17
*	SiriusPoint Ltd.	2,100	17
	Federated Hermes Inc.	400	16
	Sculptor Capital Management Inc. Class A	1,900	16
*	Columbia Financial Inc.	800	15
	Two Harbors Investment Corp.	1,000	15
	Heritage Commerce Corp.	1,700	14
	Sierra Bancorp	615	11
*	Paysafe Ltd.	497	9
	Park National Corp.	69	8
	Bank OZK	196	7
*	Open Lending Corp. Class A	1,000	7
	BlackRock Capital Investment Corp.	1,800	6
	Great Ajax Corp.	688	5
	Tompkins Financial Corp.	74	5
	Univest Financial Corp.	200	5
	Byline Bancorp Inc.	203	4
	City Holding Co.	45	4
	Great Southern Bancorp Inc.	71	4
	Nelnet Inc. Class A	38	4
	Compass Diversified Holdings	200	4
	Community Trust Bancorp Inc.	91	3
	First Financial Corp.	91	3
	Stock Yards Bancorp Inc.	55	3
*	Acacia Research Corp.	391	2
*	Ambac Financial Group Inc.	100	2
	Camden National Corp.	46	2
	Employers Holdings Inc.	48	2
	Kearny Financial Corp.	215	2
	Midland States Bancorp Inc.	100	2
	Northfield Bancorp Inc.	139	2
	Peapack-Gladstone Financial Corp.	77	2
	Preferred Bank	28	2
	Trustmark Corp.	66	2
	WesBanco Inc.	57	2
*	World Acceptance Corp.	26	2
	AG Mortgage Investment Trust Inc.	300	2
	Apollo Commercial Real Estate Finance Inc.	121	1
	Ares Commercial Real Estate Corp.	111	1
	Banc of California Inc.	100	1
	Civista Bancshares Inc.	86	1
	ConnectOne Bancorp Inc.	82	1
	Financial Institutions Inc.	68	1
*	Genworth Financial Inc. Class A	100	1
	Horizon Bancorp Inc.	49	1
	Luther Burbank Corp.	108	1
	Old Second Bancorp Inc.	100	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Republic First Bancorp Inc.	369	1
	James River Group Holdings Ltd.	33	1
*	Oportun Financial Corp.	200	1
	Oxford Square Capital Corp.	352	1
	Primis Financial Corp.	100	1
	Brightspire Capital Inc. Class A	100	1
	MFA Financial Inc. REIT	100	1
	BancFirst Corp.	5	—
	Curo Group Holdings Corp.	199	—
	First Community Bankshares Inc.	13	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Lakeland Bancorp Inc.	4	—
	Lakeland Financial Corp.	1	—
*	Mr Cooper Group Inc.	10	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Barings BDC Inc.	28	—
	Amalgamated Financial Corp.	24	—
*	Bright Health Group Inc.	800	—
	Bridge Investment Group Holdings Inc. Class A	38	—
*	Star Holdings	15	—
			1,521,871
Health Care (13.8%)
	UnitedHealth Group Inc.	348,409	164,655
	Johnson & Johnson	881,476	136,629
	Merck & Co. Inc.	1,071,526	114,000
	Pfizer Inc.	2,141,044	87,355
	Elevance Health Inc.	128,263	58,977
	Agilent Technologies Inc.	420,317	58,147
	Gilead Sciences Inc.	699,778	58,061
	Bristol-Myers Squibb Co.	770,280	53,388
	Eli Lilly & Co.	144,768	49,716
*	Vertex Pharmaceuticals Inc.	150,947	47,559
*	Centene Corp.	608,889	38,488
	AbbVie Inc.	238,052	37,938
	HCA Healthcare Inc.	139,971	36,908
*	IQVIA Holdings Inc.	181,320	36,063
	Amgen Inc.	137,526	33,247
	Stryker Corp.	100,930	28,812
*	Biogen Inc.	97,603	27,137
	CVS Health Corp.	364,757	27,105
	Thermo Fisher Scientific Inc.	40,691	23,453
	McKesson Corp.	63,403	22,575
	AmerisourceBergen Corp. Class A	139,487	22,333
	Becton Dickinson and Co.	88,050	21,796
*	Edwards Lifesciences Corp.	257,059	21,266
	Cigna Group	80,763	20,637
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	82,296	18,880
	Medtronic plc	224,820	18,125
	Danaher Corp.	70,200	17,693
*	Mettler-Toledo International Inc.	10,696	16,367
*	Bio-Rad Laboratories Inc. Class A	32,230	15,439
*	Regeneron Pharmaceuticals Inc.	18,541	15,235
*	Waters Corp.	48,055	14,879
*	Align Technology Inc.	44,496	14,868
*	Hologic Inc.	165,815	13,381
*	Intuitive Surgical Inc.	51,613	13,186
	Baxter International Inc.	309,700	12,561
	Zoetis Inc.	67,890	11,300
*	Molina Healthcare Inc.	41,370	11,066
*	Boston Scientific Corp.	216,447	10,829
*	Incyte Corp.	145,960	10,549
*	GE Healthcare Inc.	117,491	9,638
	DENTSPLY SIRONA Inc.	212,463	8,346
*	DexCom Inc.	66,636	7,742
	Universal Health Services Inc. Class B	58,147	7,390
*	BioMarin Pharmaceutical Inc.	75,000	7,293
	Abbott Laboratories	71,754	7,266
	West Pharmaceutical Services Inc.	17,020	5,897
	Zimmer Biomet Holdings Inc.	38,810	5,014
*	Moderna Inc.	28,500	4,377
	Cardinal Health Inc.	57,492	4,341
*	Catalent Inc.	63,700	4,186
*	ACADIA Pharmaceuticals Inc.	217,200	4,088
*	Avantor Inc.	178,400	3,771
*	Syneos Health Inc.	105,100	3,744
*	Henry Schein Inc.	42,701	3,482
*	Alnylam Pharmaceuticals Inc.	14,900	2,985
	Humana Inc.	5,597	2,717
	Bio-Techne Corp.	27,800	2,062
*	Neogen Corp.	108,788	2,015
*	Figs Inc. Class A	325,000	2,012
*	Revance Therapeutics Inc.	62,000	1,997
	Embecta Corp.	59,900	1,684
*	Elanco Animal Health Inc. (XNYS)	160,200	1,506
*	Natera Inc.	27,100	1,505
*	Veradigm Inc.	89,100	1,163
	Viatris Inc.	115,948	1,115
*	QIAGEN NV	23,600	1,084
*	Myriad Genetics Inc.	45,400	1,055
*	Maravai LifeSciences Holdings Inc. Class A	72,099	1,010
*	Inspire Medical Systems Inc.	4,300	1,006
*	Sage Therapeutics Inc.	23,400	982
*	Amylyx Pharmaceuticals Inc.	29,200	857
*	Medpace Holdings Inc.	4,200	790
*	Tandem Diabetes Care Inc.	19,400	788
*	TransMedics Group Inc.	8,700	659
*	Shockwave Medical Inc.	2,900	629
	ResMed Inc.	2,300	504

Growth and Income Fund
		Shares	Market Value• ($000)
*	Travere Thrapeutics Inc.	22,400	504
*	United Therapeutics Corp.	2,200	493
	Patterson Cos. Inc.	16,300	436
*	Bausch Health Cos. Inc.	53,100	430
*	Lexicon Pharmaceuticals Inc.	175,800	427
*	Sarepta Therapeutics Inc.	3,100	427
	Royalty Pharma plc Class A	11,500	414
	Bruker Corp.	4,900	386
*	Community Health Systems Inc.	72,800	357
*	Atara Biotherapeutics Inc.	122,335	355
*	Zimvie Inc.	45,300	327
*	Enhabit Inc.	22,418	312
*	Pediatrix Medical Group Inc.	19,400	289
*	Intercept Pharmaceuticals Inc.	21,300	286
*	Option Care Health Inc.	8,600	273
*	Integra LifeSciences Holdings Corp.	4,300	247
*	Acadia Healthcare Co. Inc.	3,300	238
*	Owens & Minor Inc.	16,000	233
*	Pacific Biosciences of California Inc.	19,800	229
*	OptimizeRx Corp.	15,100	221
*	Nevro Corp.	6,100	220
*	Semler Scientific Inc.	7,874	211
*	Corcept Therapeutics Inc.	9,600	208
*	Sotera Health Co.	11,600	208
*	CareDx Inc.	22,700	207
*	Emergent BioSolutions Inc.	18,200	189
*	Iovance Biotherapeutics Inc.	29,300	179
*	Ventyx Biosciences Inc.	5,200	174
*	Quanterix Corp.	14,951	168
*	Teladoc Health Inc.	6,400	166
*	NeoGenomics Inc.	9,300	162
*	NanoString Technologies Inc.	16,000	158
*	Guardant Health Inc.	6,300	148
*	LivaNova plc	3,302	144
*	Coherus Biosciences Inc.	20,600	141
*	Exelixis Inc.	6,500	126
*	Viking Therapeutics Inc.	7,400	123
*	SpringWorks Therapeutics Inc.	4,700	121
*	Accuray Inc.	40,000	119
*	Taro Pharmaceutical Industries Ltd.	4,733	115
*	iRhythm Technologies Inc.	800	99
*	OPKO Health Inc.	66,700	97
*	Amedisys Inc.	1,300	96
	Alcon Inc.	1,300	92
*	AbCellera Biologics Inc.	12,103	91
*	Fulgent Genetics Inc.	2,800	87
*	Organogenesis Holdings Inc. Class A	40,100	85
*	GoodRx Holdings Inc. Class A	13,452	84
*	ADMA Biologics Inc.	25,100	83
		Shares	Market Value• ($000)
*,1	Paratek Pharmaceuticals Inc.	28,900	73
*	Cytek Biosciences Inc.	7,900	73
*	AnaptysBio Inc.	3,323	72
*	Catalyst Pharmaceuticals Inc.	4,300	71
*,1	Sharecare Inc.	47,176	67
*	Ovid therapeutics Inc.	24,248	63
*	Azenta Inc.	1,200	54
*	Vanda Pharmaceuticals Inc.	7,589	52
*	Silk Road Medical Inc.	1,250	49
*	Allakos Inc.	10,500	47
*	Joint Corp.	2,800	47
*	Deciphera Pharmaceuticals Inc.	2,800	43
*	Surmodics Inc.	1,900	43
*	AngioDynamics Inc.	4,098	42
*	Orthofix Medical Inc.	2,529	42
*	Tenet Healthcare Corp.	700	42
*	Cronos Group Inc.	21,800	42
*	Inhibrx Inc.	2,200	41
	PerkinElmer Inc.	300	40
*	Fate Therapeutics Inc.	6,300	36
*	MiMedx Group Inc.	10,200	35
*	Theravance Biopharma Inc.	3,000	33
*	Pennant Group Inc.	2,300	33
*	Mirati Therapeutics Inc.	800	30
*	NextGen Healthcare Inc.	1,700	30
*	Codexis Inc.	7,100	29
*	Eagle Pharmaceuticals Inc.	1,000	28
*	Sight Sciences Inc.	3,200	28
*	Y-mAbs Therapeutics Inc.	5,300	27
*	Alignment Healthcare Inc.	4,100	26
*	Aclaris Therapeutics Inc.	3,104	25
*	C4 Therapeutics Inc.	8,100	25
*	MaxCyte Inc.	5,134	25
*	Axonics Inc.	400	22
*	Vaxcyte Inc.	600	22
*	Fulcrum Therapeutics Inc.	7,300	21
*	Neurocrine Biosciences Inc.	200	20
*,1	Aurora Cannabis Inc.	28,100	20
*	Cerus Corp.	6,300	19
*	Stoke Therapeutics Inc.	2,300	19
*	Avanos Medical Inc.	600	18
*	Nektar Therapeutics Class A	25,100	18
*	Standard Bio Tools Inc.	8,700	17
*	Surgery Partners Inc.	500	17
*	PhenomeX Inc.	14,700	17
*	Kodiak Sciences Inc.	2,512	16
*	TG Therapeutics Inc.	1,098	16
*	PetIQ Inc. Class A	1,200	14
*	Dynavax Technologies Corp.	1,300	13
*	Evolent Health Inc. Class A	398	13
*	Amicus Therapeutics Inc.	1,100	12
*	Personalis Inc.	4,176	12
*	Affimed NV	15,208	11
*	Recursion Pharmaceuticals Inc. Class A	1,678	11

Growth and Income Fund
		Shares	Market Value• ($000)
*	Lannett Co. Inc.	6,600	11
*	Sangamo Therapeutics Inc.	5,800	10
*	MannKind Corp.	1,700	7
*	Repligen Corp.	39	7
*	Tactile Systems Technology Inc.	400	7
*	Amneal Pharmaceuticals Inc.	3,996	6
	Phibro Animal Health Corp. Class A	338	5
*	Zentalis Pharmaceuticals Inc.	300	5
*	Multiplan Corp.	4,339	5
*	Chimerix Inc.	2,000	3
*	Immunovant Inc.	180	3
*	Innovage Holding Corp.	273	2
*	Essa Pharma Inc.	562	2
*	Brookdale Senior Living Inc.	311	1
*	CEL–SCI Corp.	492	1
*	Evolus Inc.	110	1
*,1	Heron Therapeutics Inc.	644	1
*	Lineage Cell Therapeutics Inc.	900	1
*	Scholar Rock Holding Corp.	100	1
*	ViewRay Inc.	300	1
*	Voyager Therapeutics Inc.	100	1
*	Allovir Inc.	200	1
*	iTeos Therapeutics Inc.	100	1
*	Marinus Pharmaceuticals Inc.	125	1
*	Athira Pharma Inc.	300	1
*	Xeris Biopharma Holdings Inc.	662	1
	AirSculpt Technologies Inc.	200	1
*,2	Radius Health Inc. CVR	17,800	1
*	Agenus Inc.	200	—
*	Computer Programs and Systems Inc.	5	—
*	CytomX Therapeutics Inc.	21	—
*	Eiger BioPharmaceuticals Inc.	100	—
*	Insmed Inc.	6	—
*	Karyopharm Therapeutics Inc.	100	—
*	Mersana Therapeutics Inc.	100	—
*	Seres Therapeutics Inc.	22	—
*	Precigen Inc.	200	—
*	VBI Vaccines Inc.	100	—
*	Gamida Cell Ltd.	428	—
*	Vaxart Inc.	300	—
*	Compugen Ltd.	193	—
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,570,137
Industrials (9.1%)
	Automatic Data Processing Inc.	333,905	74,337
	United Parcel Service Inc. Class B (XNYS)	316,625	61,422
	General Dynamics Corp.	220,655	50,356
		Shares	Market Value• ($000)
	Caterpillar Inc.	211,949	48,502
	WW Grainger Inc.	68,389	47,107
	United Rentals Inc.	113,986	45,111
	Textron Inc.	574,679	40,590
	Deere & Co.	94,358	38,959
	Paychex Inc.	338,410	38,778
	PACCAR Inc.	525,819	38,490
	Lockheed Martin Corp.	75,600	35,738
	Fastenal Co.	645,575	34,822
	Republic Services Inc. Class A	232,135	31,389
	Trane Technologies plc	158,039	29,076
	Illinois Tool Works Inc.	116,305	28,314
	Otis Worldwide Corp.	324,693	27,404
	Cintas Corp.	46,233	21,391
*	United Airlines Holdings Inc.	434,708	19,236
	Fortive Corp.	275,985	18,814
*	Delta Air Lines Inc.	514,193	17,956
	Carrier Global Corp.	387,906	17,747
	Johnson Controls International plc	242,960	14,631
	AMETEK Inc.	93,959	13,655
	IDEX Corp.	58,147	13,434
	Emerson Electric Co.	148,118	12,907
*	Alaska Air Group Inc.	304,439	12,774
	Eaton Corp. plc	72,867	12,485
	Honeywell International Inc.	63,626	12,160
	Union Pacific Corp.	53,141	10,695
	A O Smith Corp.	152,100	10,518
	L3Harris Technologies Inc.	50,600	9,930
*	American Airlines Group Inc.	635,250	9,370
	JB Hunt Transport Services Inc.	52,621	9,233
	TransDigm Group Inc.	12,490	9,206
	Snap-on Inc.	35,100	8,666
	General Electric Co.	82,300	7,868
*	Boeing Co.	34,497	7,328
	Northrop Grumman Corp.	15,300	7,064
	Allegion plc	62,440	6,664
	3M Co.	53,645	5,639
	Norfolk Southern Corp.	25,490	5,404
	Waste Management Inc.	31,810	5,190
*	Uber Technologies Inc.	158,700	5,031
	Xylem Inc.	39,020	4,085
	Raytheon Technologies Corp.	38,334	3,754
	Waste Connections Inc. (XTSE)	26,600	3,699
	Southwest Airlines Co.	111,400	3,625
	Dover Corp.	21,715	3,299
*	Fluor Corp.	101,100	3,125
	Advanced Drainage Systems Inc.	32,222	2,713
*	WillScot Mobile Mini Holdings Corp.	51,100	2,396
	CSX Corp.	77,500	2,320
	Verisk Analytics Inc. Class A	11,700	2,245
	CH Robinson Worldwide Inc.	21,000	2,087
	Pentair plc	36,200	2,001
	FedEx Corp.	8,500	1,942

Growth and Income Fund
		Shares	Market Value• ($000)
	Fortune Brands Innovations Inc.	32,300	1,897
*	AerCap Holdings NV	27,800	1,563
	Ingersoll Rand Inc. (XYNS)	24,000	1,396
	Allison Transmission Holdings Inc.	29,971	1,356
*	Array Technologies Inc.	53,900	1,179
*	Upwork Inc.	104,018	1,177
	Knight-Swift Transportation Holdings Inc.	18,968	1,073
*	Masterbrand Inc.	132,900	1,069
*	Parsons Corp.	23,500	1,051
	Jacobs Solutions Inc.	8,400	987
	nVent Electric plc	21,800	936
*	Verra Mobility Corp. Class A	53,400	904
*	Trex Co. Inc.	17,800	866
	WESCO International Inc.	5,500	850
	Air Lease Corp. Class A	20,000	787
*,1	FuelCell Energy Inc.	234,100	667
	Hexcel Corp.	9,100	621
	Pitney Bowes Inc.	159,638	621
	Lennox International Inc.	2,265	569
*,1	Enovix Corp.	34,300	511
	Equifax Inc.	2,400	487
	REV Group Inc.	38,001	456
*	Copa Holdings SA Class A	4,900	453
	Howmet Aerospace Inc.	10,500	445
	Stanley Black & Decker Inc.	5,400	435
	Watsco Inc.	1,331	423
*	CoStar Group Inc.	6,031	415
*	Conduent Inc.	119,713	411
	Wabash National Corp.	15,400	379
*	Harsco Corp.	50,300	344
	Shyft Group Inc.	15,000	341
*	Middleby Corp.	2,300	337
	Werner Enterprises Inc.	7,100	323
	Robert Half International Inc.	3,900	314
*	Triumph Group Inc.	26,400	306
	Carlisle Cos. Inc.	1,300	294
	Triton International Ltd.	4,600	291
	GrafTech International Ltd.	59,100	287
*	Beacon Roofing Supply Inc.	4,300	253
*	3D Systems Corp.	23,200	249
	Leidos Holdings Inc.	2,460	226
	Concentrix Corp.	1,700	207
*	Great Lakes Dredge & Dock Corp.	34,745	189
*	Kornit Digital Ltd.	9,200	178
	Enerpac Tool Group Corp. Class A	5,343	136
*	LegalZoom.Com Inc.	13,568	127
	Acuity Brands Inc.	600	110
*	Copart Inc.	1,300	98
*,1	SunPower Corp.	7,000	97
	Terex Corp.	1,900	92
*	Shoals Technologies Group Inc. Class A	4,000	91
	Rollins Inc.	2,400	90
*	Builders FirstSource Inc.	1,000	89
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	3,300	88
	Westinghouse Air Brake Technologies Corp.	800	81
*	SkyWest Inc.	3,500	78
	Heidrick & Struggles International Inc.	2,500	76
*	Kratos Defense & Security Solutions Inc.	5,600	76
	Rush Enterprises Inc. Class A	1,400	76
	HEICO Corp.	428	73
	Kennametal Inc.	2,500	69
*	MRC Global Inc.	6,982	68
*	Manitowoc Co. Inc.	3,800	65
*	BlueLinx Holdings Inc.	923	63
*	TELUS International CDA Inc.	3,094	63
*	Air Transport Services Group Inc.	2,700	56
*	Quad/Graphics Inc.	12,800	55
*	Mercury Systems Inc.	1,033	53
*	Hireright Holdings Corp.	4,540	48
*	Vicor Corp.	900	42
*	Lyft Inc. Class A	4,300	40
	Marten Transport Ltd.	1,900	40
	Covenant Logistics Group Inc. Class A	1,100	39
*	Titan International Inc.	3,500	37
	Park Aerospace Corp.	2,300	31
*	TuSimple Holdings Inc. Class A	20,400	30
	Trinity Industries Inc.	1,203	29
*	First Advantage Corp.	2,063	29
*	Franklin Covey Co.	700	27
	Ryder System Inc.	300	27
*	Driven Brands Holdings Inc.	811	25
	SS&C Technologies Holdings Inc.	400	23
*	Dycom Industries Inc.	200	19
*	Resideo Technologies Inc.	1,051	19
*	Babcock & Wilcox Enterprises Inc.	3,000	18
*	Northwest Pipe Co.	582	18
*	Yellow Corp.	9,049	18
*	Fiverr International Ltd.	500	17
	Broadridge Financial Solutions Inc.	100	15
	Vertiv Holdings Co. Class A	1,000	14
*	Aurora Innovation Inc.	6,900	10
	Caesarstone Ltd.	2,081	9
*	JELD-WEN Holding Inc.	586	7
*	Hyliion Holdings Corp.	3,628	7
*	Wheels Up Experience Inc.	11,805	7
	AECOM	69	6
*	CBIZ Inc.	91	5
*	IBEX Holdings Ltd.	200	5
	Matthews International Corp. Class A	98	4
*	Daseke Inc.	347	3
	Heartland Express Inc.	173	3
	Apogee Enterprises Inc.	51	2
*	Mesa Air Group Inc.	698	2
*	Radiant Logistics Inc.	282	2

Growth and Income Fund
		Shares	Market Value• ($000)
*	Tutor Perini Corp.	291	2
	Luxfer Holdings plc	94	2
*	Microvast Holdings Inc.	1,900	2
*	American Superconductor Corp.	300	1
*	BrightView Holdings Inc.	156	1
*	CECO Environmental Corp.	100	1
*	Forrester Research Inc.	40	1
	Interface Inc. Class A	100	1
*	Archer Aviation Inc. Class A	400	1
*	Matrix Service Co.	6	—
	Primoris Services Corp.	4	—
	Quanex Building Products Corp.	1	—
	Resources Connection Inc.	12	—
	Eneti Inc.	2	—
	Zurn Elkay Water Solutions Corp.	3	—
			1,043,464
Information Technology (26.5%)
	Apple Inc.	4,776,127	787,583
	Microsoft Corp.	2,374,158	684,470
	NVIDIA Corp.	676,080	187,795
	Broadcom Inc.	169,136	108,508
	Cisco Systems Inc.	1,986,132	103,825
	Accenture plc Class A	355,198	101,519
	QUALCOMM Inc.	617,331	78,759
	Texas Instruments Inc.	378,053	70,322
	Applied Materials Inc.	449,457	55,207
	NXP Semiconductors NV	246,007	45,874
*	Adobe Inc.	106,199	40,926
	Cognizant Technology Solutions Corp. Class A	641,310	39,075
	Lam Research Corp.	73,364	38,892
	Intel Corp.	1,131,107	36,953
*	Cadence Design Systems Inc.	172,552	36,251
	Monolithic Power Systems Inc.	71,580	35,829
*	Paycom Software Inc.	100,397	30,522
*	Synopsys Inc.	76,959	29,725
	KLA Corp.	74,181	29,611
*	Salesforce Inc.	138,600	27,690
*	VeriSign Inc.	128,386	27,132
*	ServiceNow Inc.	58,202	27,048
*	Fortinet Inc.	391,694	26,032
*	Gartner Inc.	79,611	25,935
	CDW Corp.	120,009	23,389
	Microchip Technology Inc.	268,911	22,529
	Micron Technology Inc.	367,140	22,153
*	ON Semiconductor Corp.	235,700	19,403
	Motorola Solutions Inc.	53,535	15,318
*	Arista Networks Inc.	89,320	14,993
	HP Inc.	497,476	14,601
	NetApp Inc.	228,449	14,586
*	Keysight Technologies Inc.	83,710	13,518
	Skyworks Solutions Inc.	110,210	13,003
	Roper Technologies Inc.	28,377	12,505
*	Enphase Energy Inc.	55,219	11,611
*	ANSYS Inc.	33,396	11,114
	Vontier Corp.	403,000	11,018
		Shares	Market Value• ($000)
	International Business Machines Corp.	58,331	7,647
*	Western Digital Corp.	187,438	7,061
	Teradyne Inc.	61,200	6,580
	Analog Devices Inc.	29,400	5,798
*	Autodesk Inc.	23,800	4,954
	Amdocs Ltd.	50,700	4,869
*	Check Point Software Technologies Ltd.	36,763	4,779
*	Qorvo Inc.	46,800	4,753
	Seagate Technology Holdings plc	71,540	4,730
	Juniper Networks Inc.	131,066	4,511
*	DocuSign Inc. Class A	71,500	4,168
*	Palantir Technologies Inc. Class A	477,500	4,035
	Gen Digital Inc. (XNGS)	234,200	4,019
*	Flex Ltd.	156,400	3,599
*	Fair Isaac Corp.	4,749	3,337
	Corning Inc.	88,500	3,122
*	Rambus Inc.	60,900	3,122
*	Lattice Semiconductor Corp.	31,800	3,037
*	Pure Storage Inc. Class A	114,200	2,913
	Hewlett Packard Enterprise Co.	180,213	2,871
*	Kyndryl Holdings Inc.	184,851	2,728
	InterDigital Inc.	36,100	2,632
	TE Connectivity Ltd.	18,500	2,426
*	Advanced Micro Devices Inc.	22,930	2,247
*	EPAM Systems Inc.	7,411	2,216
*	Dropbox Inc. Class A	101,400	2,192
*	Box Inc. Class A	77,900	2,087
	Marvell Technology Inc.	31,900	1,381
*	Asana Inc. Class A	63,346	1,339
*	Impinj Inc.	9,264	1,255
*	Canadian Solar Inc.	30,700	1,222
*	Infinera Corp.	150,700	1,169
*	Dynatrace Inc.	27,500	1,163
*	Workiva Inc. Class A	10,500	1,075
*	DXC Technology Co.	41,800	1,068
*	Teradata Corp.	26,200	1,055
*	Semtech Corp.	40,400	975
*	Nutanix Inc. Class A	36,700	954
*	Digital Turbine Inc.	76,800	949
*	SolarEdge Technologies Inc.	2,500	760
*	Momentive Global Inc.	80,600	751
*	NetScout Systems Inc.	22,709	651
*	First Solar Inc.	2,982	649
*	Varonis Systems Inc. Class B	23,600	614
*	Appian Corp. Class A	13,069	580
*	Akamai Technologies Inc.	7,400	579
*	LiveRamp Holdings Inc.	24,700	542
*	Super Micro Computer Inc.	4,800	511
*	VMware Inc. Class A	4,000	499
*	Shopify Inc. Class A (XTSE)	8,200	393
*	ACI Worldwide Inc.	14,400	389
	Ebix Inc.	25,600	338
*	Q2 Holdings Inc.	13,100	323
*	Domo Inc. Class B	22,501	319
*	Silicon Laboratories Inc.	1,800	315
*	TTM Technologies Inc.	22,200	300
*	Stratasys Ltd.	18,036	298

Growth and Income Fund
		Shares	Market Value• ($000)
*	Gitlab Inc. Class A	8,200	281
	Clear Secure Inc. Class A	10,520	275
*	MaxLinear Inc.	7,595	267
*	Cerence Inc.	9,500	267
*	MACOM Technology Solutions Holdings Inc. Class H	3,300	234
*	Grid Dynamics Holdings Inc.	20,400	234
*	Arlo Technologies Inc.	38,500	233
*	Everbridge Inc.	6,600	229
*	Cognyte Software Ltd.	65,486	222
*	CommScope Holding Co. Inc.	32,400	206
*	Twilio Inc. Class A	2,600	173
*	Photronics Inc.	10,100	167
*	Paycor HCM Inc.	6,000	159
*	Upland Software Inc.	36,800	158
*	Elastic NV	2,601	151
*	Unisys Corp.	36,100	140
*	Qualys Inc.	1,000	130
*	GoDaddy Inc. Class A	1,600	124
	Immersion Corp.	13,800	123
*	Avid Technology Inc.	3,700	118
*	Viavi Solutions Inc.	9,000	97
*	Lightspeed Commerce Inc.	6,200	94
*	Trimble Inc.	1,600	84
*	Daktronics Inc.	14,200	81
*	LivePerson Inc.	18,400	81
*	PDF Solutions Inc.	1,900	81
*	SolarWinds Corp.	8,288	71
	Hackett Group Inc.	3,812	70
*	Magnachip Semiconductor Corp.	7,500	70
*	Sanmina Corp.	1,100	67
*	Squarespace Inc. Class A	2,100	67
*	WM Technology Inc.	77,364	66
*	Zuora Inc. Class A	6,000	59
*	Rimini Street Inc.	13,052	54
	Ubiquiti Inc.	200	54
*	Xperi Inc.	4,900	54
*	ON24 Inc.	6,010	53
*	Expensify Inc. Class A	6,498	53
*	Veeco Instruments Inc.	2,392	51
*	SecureWorks Corp. Class A	5,760	49
*	Allegro MicroSystems Inc.	1,000	48
*	Kopin Corp.	39,900	44
*	FormFactor Inc.	1,200	38
	Avnet Inc.	800	36
*	Blackbaud Inc.	500	35
*	Model N Inc.	1,023	34
	Amphenol Corp. Class A	400	33
*	Yext Inc.	3,300	32
*	Zoom Video Communications Inc. Class A	400	30
*	Splunk Inc.	300	29
*	JFrog Ltd.	1,100	22
*	Wix.com Ltd.	200	20
*	Casa Systems Inc.	14,188	18
*	Freshworks Inc. Class A	1,100	17
*	eGain Corp.	2,103	16
*	PowerSchool Holdings Inc. Class A	800	16
*	Brightcove Inc.	3,300	15
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	7,899	15
*	Radware Ltd.	652	14
	AudioCodes Ltd.	911	14
*	Amplitude Inc. Class A	989	12
*	8x8 Inc.	2,465	10
*	Identiv Inc.	1,617	10
	Jabil Inc.	100	9
*	CS Disco Inc.	1,300	9
*	Arteris Inc.	1,605	7
	Badger Meter Inc.	51	6
*	AXT Inc.	885	4
	NVE Corp.	49	4
*	PROS Holdings Inc.	100	3
*	Everspin Technologies Inc.	500	3
*	KVH Industries Inc.	197	2
*	Pixelworks Inc.	1,300	2
*	Riskified Ltd. Class A	300	2
*	Axcelis Technologies Inc.	10	1
*	Black Knight Inc.	11	1
*	CalAmp Corp.	300	1
*	Ceridian HCM Holding Inc.	8	1
	Information Services Group Inc.	209	1
*	Mitek Systems Inc.	137	1
*	Celestica Inc.	90	1
	Ituran Location and Control Ltd.	26	1
*	N-Able Inc.	46	1
*	Eastman Kodak Co.	29	—
*	Inseego Corp.	200	—
	PFSweb Inc.	100	—
	Vishay Intertechnology Inc.	1	—
*	Vishay Precision Group Inc.	2	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Alkami Technology Inc.	3	—
			3,029,938
Materials (1.5%)
	CF Industries Holdings Inc.	311,003	22,545
	Dow Inc.	317,800	17,422
	LyondellBasell Industries NV Class A	158,916	14,921
	Steel Dynamics Inc.	129,774	14,672
	Linde plc	40,333	14,336
	Packaging Corp. of America	84,881	11,784
	Westrock Co.	380,536	11,595
	Nucor Corp.	59,565	9,201
	Air Products and Chemicals Inc.	30,682	8,812
	Mosaic Co.	169,220	7,764
	Corteva Inc.	93,700	5,651
	DuPont de Nemours Inc.	74,800	5,368
	Newmont Corp.	84,460	4,140
	Albemarle Corp.	17,943	3,966
	Nutrien Ltd.	45,600	3,367
	Freeport-McMoRan Inc.	72,700	2,974
	United States Steel Corp.	81,000	2,114
	Sealed Air Corp.	28,899	1,327
	Sherwin-Williams Co.	5,800	1,304

Growth and Income Fund
		Shares	Market Value• ($000)
*	ATI Inc.	28,800	1,136
*	Cleveland-Cliffs Inc.	60,700	1,113
	Wheaton Precious Metals Corp.	22,800	1,098
	Warrior Met Coal Inc.	26,000	954
*	LSB Industries Inc.	58,200	601
*	Intrepid Potash Inc.	19,200	530
*	Ingevity Corp.	7,200	515
*	Arconic Corp.	18,800	493
*	Livent Corp.	22,600	491
	Vulcan Materials Co.	2,132	366
	Graphic Packaging Holding Co.	13,700	349
*	Century Aluminum Co.	34,300	343
	Amcor plc	28,600	325
	Martin Marietta Materials Inc.	762	270
	Kinross Gold Corp.	54,157	255
*	Summit Materials Inc. Class A	7,400	211
*	MP Materials Corp.	7,500	211
	Ashland Inc.	1,900	195
	Alamos Gold Inc. Class A	13,400	164
*	Ferroglobe plc	31,900	158
	First Majestic Silver Corp.	21,200	153
	Orion Engineered Carbons SA	4,800	125
	Tronox Holdings plc Class A	7,900	114
	RPM International Inc.	900	78
	SunCoke Energy Inc.	7,700	69
	Glatfelter Corp.	20,300	65
	Ball Corp.	1,000	55
	Sonoco Products Co.	800	49
	Chemours Co.	1,200	36
*	Ranpak Holdings Corp. Class A	6,700	35
	Huntsman Corp.	1,200	33
	Sylvamo Corp.	529	24
	Compass Minerals International Inc.	600	21
	Valhi Inc.	895	16
	Eagle Materials Inc.	100	15
	Element Solutions Inc.	700	13
	Haynes International Inc.	95	5
	Innospec Inc.	35	4
*	TimkenSteel Corp.	200	4
	American Vanguard Corp.	95	2
*	Aspen Aerogels Inc.	100	1
	Tredegar Corp.	100	1
	Yamana Gold Inc.	100	1
	Mercer International Inc.	100	1
*	Diversey Holdings Ltd.	174	1
*	Ecovyst Inc.	5	—
			173,962
Other (0.2%)
	SPDR S&P 500 ETF Trust	48,100	19,692
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,2	Strongbridge Biopharm CVR	335	—
			19,692
		Shares	Market Value• ($000)
Real Estate (1.8%)
	Regency Centers Corp.	371,215	22,711
	Host Hotels & Resorts Inc.	1,207,942	19,919
	Public Storage	64,139	19,379
	Extra Space Storage Inc.	113,171	18,439
	Camden Property Trust	169,874	17,810
	Crown Castle Inc.	132,700	17,761
	SBA Communications Corp. Class A	59,750	15,599
	Mid-America Apartment Communities Inc.	100,414	15,167
	Federal Realty Investment Trust	110,842	10,955
*	CBRE Group Inc. Class A	143,100	10,419
	Ventas Inc.	207,628	9,001
	Simon Property Group Inc.	66,521	7,448
	American Tower Corp.	18,700	3,821
	Equity Residential	55,853	3,351
	Prologis Inc.	20,182	2,518
	Apartment Income REIT Corp.	56,000	2,005
	Healthpeak Properties Inc.	82,800	1,819
	Alexandria Real Estate Equities Inc.	10,405	1,307
	WP Carey Inc.	13,500	1,046
	Iron Mountain Inc.	17,900	947
	AvalonBay Communities Inc.	4,900	823
	VICI Properties Inc. Class A	23,200	757
	Innovative Industrial Properties Inc.	8,900	676
	Newmark Group Inc. Class A	87,400	619
	Life Storage Inc.	4,200	551
*	Veris Residential Inc.	31,258	458
	Park Hotels & Resorts Inc.	33,000	408
*	Anywhere Real Estate Inc.	62,300	329
	Agree Realty Corp.	4,600	316
	Essex Property Trust Inc.	1,100	230
	Industrial Logistics Properties Trust	63,500	195
	Hersha Hospitality Trust Class A	26,900	181
	Kilroy Realty Corp.	5,300	172
	EPR Properties	4,500	171
	Hudson Pacific Properties Inc.	23,200	154
	Weyerhaeuser Co.	3,900	117
	Macerich Co.	10,000	106
*	Jones Lang LaSalle Inc.	586	85
	Apple Hospitality REIT Inc.	3,600	56
	Chatham Lodging Trust	5,000	52
	Essential Properties Realty Trust Inc.	2,000	50
	Farmland Partners Inc.	4,684	50
	National Storage Affiliates Trust	1,200	50
	Retail Opportunity Investments Corp.	3,500	49
	City Office REIT Inc.	6,400	44

Growth and Income Fund
		Shares	Market Value• ($000)
*	Ashford Hospitality Trust Inc.	10,400	33
	Boston Properties Inc.	600	32
	UDR Inc.	700	29
	Franklin Street Properties Corp.	13,614	21
	Piedmont Office Realty Trust Inc. Class A	2,300	17
	Douglas Emmett Inc.	1,299	16
	Highwoods Properties Inc.	600	14
	American Assets Trust Inc.	700	13
	Douglas Elliman Inc.	3,057	10
*	Five Point Holdings LLC Class A	1,922	5
	Uniti Group Inc.	800	3
	RMR Group Inc. Class A	40	1
	Summit Hotel Properties Inc.	158	1
	Alpine Income Property Trust Inc.	55	1
	Apartment Investment and Management Co. Class A	178	1
	Safehold Inc.	23	1
	Kennedy-Wilson Holdings Inc.	17	—
	Omega Healthcare Investors Inc.	6	—
*	Altisource Portfolio Solutions SA	100	—
	Broadstone Net Lease Inc.	2	—
	Healthcare Realty Trust Inc. Class A	12	—
			208,319
Utilities (1.8%)
	NiSource Inc.	795,408	22,240
	American Electric Power Co. Inc.	243,689	22,173
	AES Corp.	818,675	19,714
	Dominion Energy Inc.	349,800	19,557
	PPL Corp.	673,305	18,711
	Duke Energy Corp.	170,800	16,477
	Evergy Inc.	261,231	15,966
	Pinnacle West Capital Corp.	161,443	12,793
	Consolidated Edison Inc.	105,800	10,122
	Xcel Energy Inc.	109,140	7,360
	Alliant Energy Corp.	107,800	5,757
	Exelon Corp.	127,300	5,333
	DTE Energy Co.	43,969	4,816
	Sempra Energy (XNYS)	30,692	4,639
	Constellation Energy Corp.	48,083	3,775
		Shares	Market Value• ($000)
	FirstEnergy Corp.	71,600	2,868
	NextEra Energy Inc.	24,690	1,903
	CenterPoint Energy Inc.	61,656	1,816
	WEC Energy Group Inc.	15,300	1,450
	Eversource Energy	13,300	1,041
	Public Service Enterprise Group Inc.	16,100	1,005
	Southern Co.	10,791	751
	Entergy Corp.	5,400	582
	CMS Energy Corp.	7,219	443
	National Fuel Gas Co.	4,500	260
	Avista Corp.	5,200	221
*	Montauk Renewables Inc.	13,500	106
	PNM Resources Inc.	2,000	97
	Atmos Energy Corp.	400	45
	Edison International	600	42
	Vistra Corp.	1,200	29
	Ormat Technologies Inc. (XNYS)	7	1
	Via Renewables Inc.	32	1
			202,094
Total Common Stocks (Cost $8,088,753)			11,109,254
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.839% (Cost $291,696)	2,918,191	291,790
Total Investments (99.8%) (Cost $8,380,449)			11,401,044
Other Assets and Liabilities—Net (0.2%)			20,939
Net Assets (100%)			11,421,983
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,100,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,628,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Growth and Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	1,450	299,987	13,738

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,088,753)	11,109,254
Affiliated Issuers (Cost $291,696)	291,790
Total Investments in Securities	11,401,044
Investment in Vanguard	407
Cash	11
Cash Collateral Pledged—Futures Contracts	16,064
Receivables for Investment Securities Sold	23,670
Receivables for Accrued Income	9,976
Receivables for Capital Shares Issued	7,929
Variation Margin Receivable—Futures Contracts	4,141
Total Assets	11,463,242
Liabilities
Payables for Investment Securities Purchased	25,025
Collateral for Securities on Loan	4,628
Payables to Investment Advisor	2,313
Payables for Capital Shares Redeemed	8,495
Payables to Vanguard	798
Total Liabilities	41,259
Net Assets	11,421,983
1 Includes $4,100,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	8,449,084
Total Distributable Earnings (Loss)	2,972,899
Net Assets	11,421,983

Investor Shares—Net Assets
Applicable to 55,824,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,864,606
Net Asset Value Per Share—Investor Shares	$51.31

Admiral Shares—Net Assets
Applicable to 102,176,172 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,557,377
Net Asset Value Per Share—Admiral Shares	$83.75

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends[1]	96,654
Interest[2]	5,686
Securities Lending—Net	31
Total Income	102,371
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,161
Performance Adjustment	(80)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,084
Management and Administrative—Admiral Shares	5,248
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	147
Custodian Fees	86
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—Admiral Shares	22
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	13,786
Net Investment Income	88,585
Realized Net Gain (Loss)
Investment Securities Sold[2]	91,590
Futures Contracts	(9,121)
Realized Net Gain (Loss)	82,469
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,224,127
Futures Contracts	42,135
Change in Unrealized Appreciation (Depreciation)	1,266,262
Net Increase (Decrease) in Net Assets Resulting from Operations	1,437,316
1	Dividends are net of foreign withholding taxes of $77,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,415,000, $25,000, $1,000, and $29,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,585	165,162
Realized Net Gain (Loss)	82,469	869,130
Change in Unrealized Appreciation (Depreciation)	1,266,262	(2,647,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,437,316	(1,612,952)
Distributions
Investor Shares	(224,609)	(464,158)
Admiral Shares	(679,312)	(1,454,297)
Total Distributions	(903,921)	(1,918,455)
Capital Share Transactions
Investor Shares	160,265	244,229
Admiral Shares	481,307	508,275
Net Increase (Decrease) from Capital Share Transactions	641,572	752,504
Total Increase (Decrease)	1,174,967	(2,778,903)
Net Assets
Beginning of Period	10,247,016	13,025,919
End of Period	11,421,983	10,247,016

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$49.02	$66.16	$54.15	$49.46	$52.17	$46.50
Investment Operations
Net Investment Income[1]	.388	.746	.761	.787	.823	.711
Net Realized and Unrealized Gain (Loss) on Investments	6.216	(8.155)	14.991	6.024	(.204)	7.650
Total from Investment Operations	6.604	(7.409)	15.752	6.811	.619	8.361
Distributions
Dividends from Net Investment Income	(.435)	(.777)	(.770)	(.815)	(.766)	(.668)
Distributions from Realized Capital Gains	(3.879)	(8.954)	(2.972)	(1.306)	(2.563)	(2.023)
Total Distributions	(4.314)	(9.731)	(3.742)	(2.121)	(3.329)	(2.691)
Net Asset Value, End of Period	$51.31	$49.02	$66.16	$54.15	$49.46	$52.17
Total Return[2]	14.09%	-13.94%	30.22%	14.07%	2.21%	18.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,865	$2,570	$3,205	$2,779	$2,860	$2,932
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.32%	0.32%	0.32%	0.33%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.25%	1.22%	1.57%	1.73%	1.45%
Portfolio Turnover Rate	35%	62%	62%	58%	68%	83%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.00%), 0.00%, 0.01%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$80.01	$108.01	$88.40	$80.74	$85.16	$75.93
Investment Operations
Net Investment Income[1]	.676	1.315	1.344	1.364	1.421	1.242
Net Realized and Unrealized Gain (Loss) on Investments	10.150	(13.315)	24.466	9.842	(.330)	12.473
Total from Investment Operations	10.826	(12.000)	25.810	11.206	1.091	13.715
Distributions
Dividends from Net Investment Income	(.754)	(1.380)	(1.347)	(1.414)	(1.326)	(1.182)
Distributions from Realized Capital Gains	(6.332)	(14.620)	(4.853)	(2.132)	(4.185)	(3.303)
Total Distributions	(7.086)	(16.000)	(6.200)	(3.546)	(5.511)	(4.485)
Net Asset Value, End of Period	$83.75	$80.01	$108.01	$88.40	$80.74	$85.16
Total Return[2]	14.15%	-13.85%	30.34%	14.19%	2.32%	18.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,557	$7,677	$9,821	$9,086	$8,412	$8,491
Ratio of Total Expenses to Average Net Assets[3]	0.22%	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.34%	1.33%	1.66%	1.83%	1.55%
Portfolio Turnover Rate	35%	62%	62%	58%	68%	83%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.00%), 0.00%, 0.01%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Growth and Income Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Growth and Income Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Los Angeles Capital Management LLC and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $435,000 for the six months ended March 31, 2023.
For the six months ended March 31, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $80,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $407,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Growth and Income Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,109,253	—	1	11,109,254
Temporary Cash Investments	291,790	—	—	291,790
Total	11,401,043	—	1	11,401,044
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,738	—	—	13,738
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,496,557
Gross Unrealized Appreciation	3,283,857
Gross Unrealized Depreciation	(365,632)
Net Unrealized Appreciation (Depreciation)	2,918,225
F.	During the six months ended March 31, 2023, the fund purchased $3,747,876,000 of investment securities and sold $3,974,599,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $703,000 and sales were $21,443,000, resulting in net realized loss of $919,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Growth and Income Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	130,882	2,558	391,145	6,383
Issued in Lieu of Cash Distributions	215,485	4,493	443,121	7,314
Redeemed	(186,102)	(3,648)	(590,037)	(9,716)
Net Increase (Decrease)—Investor Shares	160,265	3,403	244,229	3,981
Admiral Shares
Issued	393,282	4,713	954,123	9,627
Issued in Lieu of Cash Distributions	619,172	7,912	1,336,857	13,524
Redeemed	(531,147)	(6,401)	(1,782,705)	(18,122)
Net Increase (Decrease)—Admiral Shares	481,307	6,224	508,275	5,029
H.	In May 2023, the Board of Trustees approved the addition of Wellington Management Company LLP as an investment advisor to the fund, replacing Vanguard Quantitative Equity Group (QEG). Following the transition, Los Angeles Capital Management LLC, D. E. Shaw Investment Management, L.L.C., and Wellington Management Company LLP will each manage approximately 33% of the fund. Expense ratios are expected to increase as a result of the changes in investment advisory arrangements, offset by a partial fee waiver provided by Wellington Management Company LLP for one-year.
Management has determined that no other events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Quantitative Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Growth and Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q932 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD quantitative FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD quantitative FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD quantitative FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.